Statement of Cash Flows	9 Months Ended
Oct. 31, 2021 USD ($)
Operating Activities
Net loss for the period	$ (2,111,582)
Items not affecting cash
Depreciation	21,667
Unrealized foreign exchange gain	(46,574)
Share-based payment	638,551
Items not affecting cash total	(1,497,938)
Changes in non-cash working capital
Other receivables	(15,929)
Prepaid expenses	(32,030)
Due from related party	(2,808)
Accounts payable and accrued liabilities	487,900
Changes in non-cash working capital total	437,133
Cash Used in Operating Activities	(1,060,805)
Financing Activity
Issuance of common shares, net of share issue costs	7,085,877
Cash Provided by Financing Activity	7,085,877
Investing Activities
Purchase of equipment	(71,855)
Loans to Ekidos Minerals LLP	(2,193,500)
Cash Used in Investing Activities	(2,265,355)
Effect of Foreign Currency Translation on Cash	46,574
Net Change in Cash and Cash Equivalents	3,806,291
Cash and Cash Equivalents, Beginning of Period
Cash and Cash Equivalents, End of Period	3,806,291
Supplemental Cash Flow Information (Note 13)